Segment information - Reconciliation of segment results (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Segment information
Total segment results for reportable segments	$ 167,481	$ 173,108	$ 322,514	$ 392,885
Vessel operating expenses	(32,030)	(20,501)	(61,717)	(42,471)
Time charter contracts (non-lease components)	(4,021)	(5,090)	(8,699)	(9,776)
General and administrative expenses	(17,138)	(17,863)	(37,981)	(34,596)
Charter hire expenses	(739)	(1,709)	(1,006)	(2,214)
Fair value (loss)/gain from equity financial asset	(1,172)	(89)	(1,172)	1,326
Finance lease income	137	177	308	197
Other operating (expense)/income - net	(738)	1,158	(1,576)	2,363
Depreciation - Shipping segment	(52,158)	(39,670)	(104,382)	(80,566)
Amortisation	(51)	(209)	(261)	(419)
Gain on disposal of vessels			32,051	20,391
Loss on derecognition of right-of-use assets (vessels)	(732)		(289)
Finance (expenses)/income - net	(11,769)	55	(23,953)	(2,572)
Income tax expense	(3,632)	(4,460)	(3,822)	(9,874)
Profit after tax	$ 43,438	$ 84,907	$ 110,015	$ 234,674	$ 394,868